Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of disaggregation revenues

The following table disaggregates the Group’s revenues for the six months ended March 31, 2025 and 2026:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
By revenue type:
Auto parts and auto accessories sales	78,949	29,543
New car sales	$922	$-
Total	$79,871	$29,543

Schedule of currency exchange rates

	As of September 30,	As of March 31,
	2025	2026
Balance sheet items, except for equity accounts	7.1190	6.8980

	For the six months ended March 31,
	2025	2026
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2291	7.0061

Schedule of net loss per share

The net loss per share presented in the unaudited interim condensed consolidated statements of operations and comprehensive loss was based on the following:

	For the six months ended	For the six months ended
	March 31, 2025	March 31, 2026
Numerator:
Net income (loss)	$(5,239)	$(26,286)

Denominator:
Basic and diluted weighted average shares outstanding	212,120	4,489,164
Basic and diluted net income (loss) per ordinary shares	$(24.70)	$(5.86)